CONSOLIDATED BALANCE SHEETS (Parenthetical) - JPY (¥) ¥ in Millions	Dec. 31, 2021	Mar. 31, 2021
Installment Loans, fair value	¥ 156,950	¥ 63,272
Investment in securities, measured at fair value	17,414	9,384
Amortized Cost	2,179,191	2,026,767
Allowance for Credit Losses	(124)	(120)
Other assets, measured at fair value	5,269	6,297
Policy liabilities and Policy Account Balances	¥ 216,208	¥ 266,422